Other Assets and Liabilities (Policies)	12 Months Ended
Dec. 31, 2021
Other Assets And Liabilities
Accounting policy for obligations arising from divestments

20.1.	Accounting policy for obligations arising from divestments

Obligations arising from divestments are recognized at present value, using a risk-free discount rate, adjusted to the Company's credit risk, as the best estimate of disbursement required to settle the present obligation at the reporting date and may be subject to changes as activity execution schedules are updated and detailed by acquirers.